Class A Ordinary Share Subject To Possible Redemption - Additional Information (Details) - Common Class A [Member] - $ / shares	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Temporary Equity [Line Items]
Temporary Equity shares authorized	400,000,000	400,000,000
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity voting rights	one	one
Temporary Equity, Shares Outstanding	57,500,000	57,500,000